Shenkman Capital Short Duration High Income Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS - 93.76% (f)

AEROSPACE & DEFENSE - 1.88%
Howmet Aerospace, Inc.
5.125%, 10/01/2024	$1,860,000	$2,057,495
6.875%, 05/01/2025	2,940,000	3,425,982
TransDigm, Inc.
8.00%, 12/15/2025 (c)	3,620,000	3,921,510
6.25%, 03/15/2026 (c)	3,920,000	4,140,500
6.375%, 06/15/2026	5,085,000	5,274,264
TransDigm UK Holdings PLC 6.875%, 05/15/2026 (b)	1,431,000	1,514,019
Triumph Group, Inc. 8.875%, 06/01/2024 (c)	2,095,000	2,333,317
		22,667,087
AUTO RETAIL - 0.31%
Lithia Motors, Inc. 5.25%, 08/01/2025 (c)	1,500,000	1,548,592
Penske Automotive Group, Inc. 3.50%, 09/01/2025	2,150,000	2,233,904
		3,782,496
AUTOMOTIVE - 6.00%
Adient U.S., LLC 9.00%, 04/15/2025 (c)	2,870,000	3,168,422
American Axle & Manufacturing, Inc. 6.25%, 04/01/2025	6,190,000	6,406,402
Clarios Global, L.P. 6.75%, 05/15/2025 (b)(c)	549,000	586,052
Clarios Global, L.P. / Clarios U.S. Finance Co.
6.25%, 05/15/2026 (b)(c)	1,177,000	1,254,976
8.50%, 05/15/2027 (b)(c)	3,990,000	4,354,886
Dana Financing Luxembourg S.A.R.L. 5.75%, 04/15/2025 (b)(c)	2,505,000	2,591,072
Ford Motor Co.
8.50%, 04/21/2023	6,335,000	7,077,462
9.00%, 04/22/2025	1,869,000	2,306,617
Ford Motor Credit Co., LLC
1.391% (3 Month LIBOR USD + 1.235%), 02/15/2023 (a)	1,300,000	1,295,541
3.81%, 01/09/2024	750,000	785,786
3.664%, 09/08/2024	2,660,000	2,795,806
4.063%, 11/01/2024	1,750,000	1,863,575
5.125%, 06/16/2025	625,000	689,063
3.375%, 11/13/2025	8,955,000	9,290,813
Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	5,140,000	5,765,949
5.00%, 05/31/2026	8,082,000	8,309,584
IHO Verwaltungs GmbH 4.75% Cash or 6.00% PIK, 09/15/2026 (b)(c)(g)	2,000,000	2,049,540
Jaguar Land Rover Automotive PLC 7.75%, 10/15/2025 (b)(c)	2,945,000	3,241,355
Meritor, Inc. 6.25%, 06/01/2025 (c)	2,520,000	2,687,542
Navistar International Corp.
9.50%, 05/01/2025 (c)	601,000	645,023
6.625%, 11/01/2025 (c)	1,975,000	2,040,432
Tesla, Inc. 5.30%, 08/15/2025 (c)	3,100,000	3,208,159
		72,414,057
BUILDING PRODUCTS - 1.51%
Ashtead Capital, Inc. 5.25%, 08/01/2026 (c)	1,720,000	1,796,394
Forterra Finance, LLC / FRTA Finance Corp. 6.50%, 07/15/2025 (c)	10,580,000	11,435,287
Summit Materials, LLC / Summit Materials Finance Corp. 5.125%, 06/01/2025 (c)	2,692,000	2,720,132
United Rentals North America, Inc. 5.875%, 09/15/2026	2,185,000	2,266,708
		18,218,521
CHEMICALS - 3.32%
Avient Corp. 5.75%, 05/15/2025 (c)	6,211,000	6,572,418
Chemours Co. 7.00%, 05/15/2025	1,120,000	1,157,274
Methanex Corp. 4.25%, 12/01/2024 (b)	4,976,000	5,288,061
NOVA Chemicals Corp. 4.875%, 06/01/2024 (b)(c)	4,400,000	4,647,500
OCI N.V. 5.25%, 11/01/2024 (b)(c)	12,450,000	12,861,597
Olin Corp. 9.50%, 06/01/2025 (c)	1,167,000	1,454,461
Polar U.S. Borrower, LLC / Schenectady International Group, Inc. 6.75%, 05/15/2026 (c)	2,945,000	2,954,630
Tronox, Inc. 6.50%, 05/01/2025 (c)	4,872,000	5,172,334
		40,108,275
COMMERCIAL SERVICES - 4.01%
Allied Universal Holdco, LLC / Allied Universal Finance Corp. 6.625%, 07/15/2026 (c)	4,355,000	4,622,745
Aramark Services, Inc. 6.375%, 05/01/2025 (c)	2,626,000	2,793,407
Brink's Co. 5.50%, 07/15/2025 (c)	2,045,000	2,174,541
Camelot Finance SA 4.50%, 11/01/2026 (b)(c)	2,775,000	2,912,585
Dun & Bradstreet Corp.
6.875%, 08/15/2026 (c)	3,510,000	3,732,867
10.25%, 02/15/2027 (c)	2,000,000	2,215,660
Garda World Security Corp. 9.50%, 11/01/2027 (b)(c)	2,560,000	2,840,422
KAR Auction Services, Inc. 5.125%, 06/01/2025 (c)	12,607,000	12,953,062
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp.
5.75%, 06/01/2025 (c)	3,350,000	3,536,562
6.75%, 06/01/2025 (c)	10,425,000	10,600,974
		48,382,825
CONSTRUCTION & ENGINEERING - 0.32%
Picasso Finance Sub, Inc. 6.125%, 06/15/2025 (c)	3,679,000	3,896,981
CONSUMER DISCRETIONARY - 1.14%
Hanesbrands, Inc. 5.375%, 05/15/2025 (c)	5,115,000	5,430,775
Levi Strauss & Co. 5.00%, 05/01/2025	1,141,000	1,167,260
Newell Brands, Inc. 4.875%, 06/01/2025	2,075,000	2,301,299
PVH Corp. 4.625%, 07/10/2025	4,385,000	4,898,758
		13,798,092
CONSUMER NON-DISCRETIONARY - 0.14%
Spectrum Brands, Inc. 5.75%, 07/15/2025	1,603,000	1,644,678
ENVIRONMENTAL SERVICES - 2.69%
Covanta Holding Corp.
5.875%, 07/01/2025	8,503,000	8,817,994
6.00%, 01/01/2027	2,000,000	2,086,530
GFL Environmental, Inc.
4.25%, 06/01/2025 (b)(c)	4,178,000	4,362,041
3.75%, 08/01/2025 (b)(c)	5,850,000	6,018,187
5.125%, 12/15/2026 (b)(c)	1,055,000	1,119,334
Stericycle, Inc. 5.375%, 07/15/2024 (c)	9,754,000	10,053,789
		32,457,875
FINANCIALS - BANKS - 0.48%
CIT Group, Inc.
5.00%, 08/01/2023	3,135,000	3,393,637
3.929% (SOFR + 3.827%), 06/19/2024 (a)	2,289,000	2,419,027
		5,812,664
FINANCIALS - CONSUMER FINANCE - 2.40%
Ally Financial, Inc. 5.75%, 11/20/2025	2,970,000	3,414,410
goeasy, Ltd.
5.375%, 12/01/2024 (b)(c)	1,830,000	1,893,611
4.375%, 05/01/2026 (b)(c)	1,760,000	1,806,200
Navient Corp.
7.25%, 01/25/2022	6,331,000	6,574,427
6.50%, 06/15/2022	3,696,000	3,857,700
5.50%, 01/25/2023	1,840,000	1,942,975
7.25%, 09/25/2023	3,275,000	3,623,804
OneMain Finance Corp.
6.125%, 05/15/2022	475,000	494,713
6.125%, 03/15/2024	4,000,000	4,310,000
8.875%, 06/01/2025	885,000	983,819
		28,901,659
FINANCIALS - DIVERSIFIED - 0.87%
DAE Funding, LLC 5.00%, 08/01/2024 (c)	799,000	822,558
ESH Hospitality, Inc. 5.25%, 05/01/2025 (c)	6,488,000	6,616,787
Park Aerospace Holdings, Ltd. 5.25%, 08/15/2022 (b)(c)	78,000	81,633
Starwood Property Trust, Inc.
5.00%, 12/15/2021	1,070,000	1,076,688
3.625%, 07/15/2026 (c)	1,875,000	1,891,406
		10,489,072
FINANCIALS - INSURANCE - 0.84%
Acrisure, LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025 (c)	5,075,000	5,194,694
10.125%, 08/01/2026 (c)	1,610,000	1,818,543
HUB International, Ltd. 7.00%, 05/01/2026 (c)	3,000,000	3,118,710
		10,131,947
FINANCIALS - THRIFTS & MORTGAGES - 0.61%
PennyMac Financial Services, Inc. 5.375%, 10/15/2025 (c)	4,895,000	5,166,501
United Wholesale Mortgage, LLC 5.50%, 11/15/2025 (c)	2,125,000	2,206,738
		7,373,239
FOOD & BEVERAGE - 0.78%
B&G Foods, Inc. 5.25%, 04/01/2025	9,088,000	9,345,645
HEALTHCARE - EQUIPMENT & SUPPLIES - 1.13%
Change Healthcare Holdings, LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025 (c)	11,809,000	12,015,657
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA 7.375%, 06/01/2025 (c)	1,498,000	1,614,567
		13,630,224
HEALTHCARE - FACILITIES - 4.98%
AHP Health Partners, Inc. 9.75%, 07/15/2026 (c)	5,190,000	5,589,890
Global Medical Response, Inc. 6.50%, 10/01/2025 (c)	2,775,000	2,860,331
HCA, Inc.
7.50%, 12/15/2023	2,505,000	2,880,813
8.36%, 04/15/2024	3,846,000	4,551,549
7.69%, 06/15/2025	658,000	801,937
7.58%, 09/15/2025	2,251,000	2,723,710
Legacy LifePoint Health, LLC 6.75%, 04/15/2025 (c)	5,656,000	6,031,106
Magellan Health, Inc. 4.90%, 09/22/2024 (d)	2,972,000	3,312,101
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, 12/01/2026 (c)	10,041,000	10,836,498
RP Escrow Issuer, LLC 5.25%, 12/15/2025 (c)	3,930,000	4,114,749
Surgery Center Holdings, Inc. 6.75%, 07/01/2025 (c)	1,905,000	1,947,920
Tenet Healthcare Corp.
6.75%, 06/15/2023	5,475,000	5,981,437
4.625%, 07/15/2024	1,610,000	1,637,507
4.625%, 09/01/2024 (c)	5,360,000	5,512,010
7.50%, 04/01/2025 (c)	1,205,000	1,301,412
		60,082,970
HEALTHCARE - LIFE SCIENCES - 0.59%
IQVIA, Inc. 5.00%, 10/15/2026 (c)	1,049,000	1,085,904
Jaguar Holding Co. II / PPD Development, L.P. 4.625%, 06/15/2025 (c)	5,747,000	6,045,844
		7,131,748
HEALTHCARE - MANAGED HEALTH CARE - 3.69%
Centene Corp. 5.375%, 06/01/2026 (c)	15,475,000	16,171,685
Molina Healthcare, Inc. 5.375%, 11/15/2022 (d)	10,028,000	10,523,082
Verscend Escrow Corp. 9.75%, 08/15/2026 (c)	16,921,000	17,852,163
		44,546,930
HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 2.81%
Bausch Health Cos., Inc.
6.125%, 04/15/2025 (b)(c)	18,501,000	18,986,651
5.50%, 11/01/2025 (b)(c)	300,000	308,175
9.00%, 12/15/2025 (b)(c)	3,559,000	3,820,765
Elanco Animal Health, Inc. 4.912%, 08/27/2021 (d)	812,000	817,814
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/2021 (b)	5,563,000	5,544,030
2.80%, 07/21/2023 (b)	4,395,000	4,385,067
		33,862,502
HEALTHCARE - REITs - 1.58%
Diversified Healthcare Trust 9.75%, 06/15/2025	4,360,000	4,834,433
MPT Operating Partnership, L.P. / MPT Finance Corp. 5.25%, 08/01/2026	13,797,000	14,248,300
		19,082,733
INDUSTRIAL MACHINERY - 1.84%
Colfax Corp. 6.375%, 02/15/2026 (c)	4,762,000	5,038,196
EnPro Industries, Inc. 5.75%, 10/15/2026	2,690,000	2,847,392
Hillenbrand, Inc. 5.75%, 06/15/2025	2,105,000	2,262,138
RBS Global, Inc. / Rexnord, LLC 4.875%, 12/15/2025 (c)	4,625,000	4,732,531
WESCO Distribution, Inc.
5.375%, 06/15/2024	1,530,000	1,550,655
7.125%, 06/15/2025 (c)	5,307,000	5,741,909
		22,172,821
LEISURE - CASINOS & GAMING - 4.99%
Boyd Gaming Corp. 8.625%, 06/01/2025 (c)	6,585,000	7,267,338
Caesars Entertainment, Inc. 6.25%, 07/01/2025 (c)	7,140,000	7,580,609
Caesars Resort Collection, LLC / CRC Finco, Inc. 5.75%, 07/01/2025 (c)	1,875,000	1,978,125
International Game Technology PLC 4.125%, 04/15/2026 (b)(c)	2,550,000	2,658,375
MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
5.625%, 05/01/2024	665,000	720,994
4.625%, 06/15/2025 (c)	1,516,000	1,623,257
MGM Resorts International
7.75%, 03/15/2022	4,629,000	4,844,017
6.00%, 03/15/2023	6,128,000	6,567,224
6.75%, 05/01/2025	1,335,000	1,431,741
Scientific Games International, Inc.
8.625%, 07/01/2025 (c)	1,880,000	2,060,950
5.00%, 10/15/2025 (c)	3,520,000	3,643,746
Stars Group Holdings B.V. / Stars Group U.S. Co-Borrower, LLC 7.00%, 07/15/2026 (b)(c)	17,213,000	17,875,356
VICI Properties, L.P. / VICI Note Co., Inc. 3.50%, 02/15/2025 (c)	1,865,000	1,907,886
		60,159,618
LEISURE - HOTELS - 4.62%
Expedia Group, Inc. 3.60%, 12/15/2023	1,705,000	1,813,236
FelCor Lodging, L.P. 6.00%, 06/01/2025	2,105,000	2,157,667
Hilton Domestic Operating Co., Inc. 5.375%, 05/01/2025 (c)	1,510,000	1,593,835
Marriott International, Inc./MD 5.75%, 05/01/2025 (d)	4,135,000	4,777,152
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025 (c)	4,395,000	4,687,136
Marriott Ownership Resorts, Inc. / ILG, LLC 6.50%, 09/15/2026	1,573,000	1,636,014
RLJ Lodging Trust, L.P. 3.75%, 07/01/2026 (c)	3,187,000	3,222,854
Royal Caribbean Cruises, Ltd.
10.875%, 06/01/2023 (b)(c)	3,786,000	4,316,229
11.50%, 06/01/2025 (b)(c)	3,080,000	3,553,735
Service Properties Trust
5.00%, 08/15/2022	5,460,000	5,539,170
4.35%, 10/01/2024	1,486,000	1,498,349
7.50%, 09/15/2025	1,765,000	2,000,527
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025 (c)	629,000	678,707
Travel + Leisure Co.
4.25%, 03/01/2022	1,060,000	1,073,250
3.90%, 03/01/2023	1,715,000	1,772,050
5.65%, 04/01/2024 (d)	435,000	475,396
TripAdvisor, Inc. 7.00%, 07/15/2025 (c)	9,793,000	10,556,854
Vail Resorts, Inc. 6.25%, 05/15/2025 (c)	4,070,000	4,368,168
		55,720,329
LEISURE - RESTAURANTS - 1.43%
1011778 B.C., ULC / New Red Finance, Inc.
4.25%, 05/15/2024 (b)(c)	1,976,000	1,998,971
5.75%, 04/15/2025 (b)(c)	2,800,000	2,972,816
IRB Holding Corp.
7.00%, 06/15/2025 (c)	2,400,000	2,596,008
6.75%, 02/15/2026 (c)	2,210,000	2,291,770
Yum! Brands, Inc. 7.75%, 04/01/2025 (c)	6,747,000	7,357,536
		17,217,101
MEDIA - BROADCASTING - 1.09%
AMC Networks, Inc.
5.00%, 04/01/2024	3,277,000	3,328,056
4.75%, 08/01/2025	375,000	386,021
Gray Television, Inc. 5.875%, 07/15/2026 (c)	3,425,000	3,540,594
TEGNA, Inc.
5.50%, 09/15/2024 (c)	1,812,000	1,845,975
4.75%, 03/15/2026 (c)	1,695,000	1,807,294
Univision Communications, Inc. 5.125%, 02/15/2025 (c)	2,163,000	2,213,300
		13,121,240
MEDIA - CABLE & SATELLITE - 5.11%
CCO Holdings, LLC / CCO Holdings Capital Corp.
5.75%, 02/15/2026 (c)	6,164,000	6,385,319
5.50%, 05/01/2026 (c)	8,406,000	8,710,591
Connect Finco S.A.R.L. / Connect U.S. Finco, LLC 6.75%, 10/01/2026 (b)(c)	2,500,000	2,649,350
CSC Holdings, LLC
6.75%, 11/15/2021	800,000	817,692
5.875%, 09/15/2022	4,933,000	5,192,155
DISH DBS Corp.
5.875%, 07/15/2022	3,375,000	3,525,019
5.875%, 11/15/2024	2,030,000	2,182,250
Hughes Satellite Systems Corp. 6.625%, 08/01/2026	3,425,000	3,851,293
Quebecor Media, Inc. 5.75%, 01/15/2023 (b)	7,165,000	7,676,796
SSL Robotics, LLC 9.75%, 12/31/2023 (c)	5,519,000	6,112,127
Telesat Canada / Telesat, LLC 5.625%, 12/06/2026 (b)(c)	2,065,000	2,072,744
Viasat, Inc. 5.625%, 09/15/2025 (c)	4,256,000	4,350,802
Virgin Media Secured Finance PLC 5.50%, 08/15/2026 (b)(c)	7,811,000	8,080,479
		61,606,617
MEDIA - DIVERSIFIED - 1.04%
Nielsen Co. Luxembourg S.A.R.L. 5.00%, 02/01/2025 (b)(c)	10,442,000	10,772,489
Outfront Media Capital, LLC / Outfront Media Capital Corp. 6.25%, 06/15/2025 (c)	1,726,000	1,830,242
		12,602,731
MEDIA - ENTERTAINMENT - 1.60%
Live Nation Entertainment, Inc. 5.625%, 03/15/2026 (c)	2,835,000	2,957,983
Netflix, Inc. 5.50%, 02/15/2022	455,000	467,601
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (c)	4,245,000	4,257,947
4.625%, 07/15/2024 (c)	11,258,000	11,581,049
		19,264,580
METALS & MINING - 0.92%
Constellium SE 5.875%, 02/15/2026 (b)(c)	2,690,000	2,773,256
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, 12/15/2023 (c)	5,499,000	5,641,919
Novelis Corp. 5.875%, 09/30/2026 (c)	2,585,000	2,692,289
		11,107,464
MIDSTREAM - STORAGE & TRANSPORT - 2.37%
Buckeye Partners, L.P.
4.15%, 07/01/2023	377,000	390,807
4.35%, 10/15/2024	1,405,000	1,474,372
4.125%, 03/01/2025 (c)	3,625,000	3,768,242
DCP Midstream Operating, L.P.
4.95%, 04/01/2022	2,000,000	2,043,390
3.875%, 03/15/2023	850,000	883,758
EQM Midstream Partners, L.P.
4.75%, 07/15/2023	453,000	473,448
6.00%, 07/01/2025 (c)	1,945,000	2,119,710
NGL Energy Operating, LLC / NGL Energy Finance Corp. 7.50%, 02/01/2026 (c)	1,630,000	1,713,538
NGL Energy Partners, L.P. / NGL Energy Finance Corp. 7.50%, 11/01/2023	3,000,000	2,958,750
NuStar Logistics, L.P.
4.75%, 02/01/2022	1,840,000	1,863,893
5.75%, 10/01/2025	1,900,000	2,071,988
Rattler Midstream, L.P. 5.625%, 07/15/2025 (c)	2,340,000	2,462,850
Sunoco, L.P. / Sunoco Finance Corp. 5.50%, 02/15/2026	4,484,000	4,635,783
Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. 7.50%, 10/01/2025 (c)	1,610,000	1,768,295
		28,628,824
PACKAGING - 3.19%
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc.
6.00%, 02/15/2025 (b)(c)	969,000	1,002,164
5.25%, 04/30/2025 (b)(c)	5,630,000	5,925,575
Berry Global, Inc.
5.125%, 07/15/2023	2,051,000	2,055,615
4.875%, 07/15/2026 (c)	2,385,000	2,526,693
CANPACK SA / Eastern PA Land Investment Holding, LLC 3.125%, 11/01/2025 (b)(c)	1,990,000	2,027,412
Crown Americas, LLC / Crown Americas Capital Corp. IV 4.50%, 01/15/2023	2,525,000	2,641,781
Crown Americas, LLC / Crown Americas Capital Corp. VI 4.75%, 02/01/2026	4,650,000	4,831,466
Flex Acquisition Co., Inc.
6.875%, 01/15/2025 (c)	1,825,000	1,859,265
7.875%, 07/15/2026 (c)	6,075,000	6,339,232
Graphic Packaging International, LLC 4.875%, 11/15/2022	469,000	491,847
LABL Escrow Issuer, LLC
6.75%, 07/15/2026 (c)	5,110,000	5,461,262
10.50%, 07/15/2027 (c)	2,000,000	2,209,000
Silgan Holdings, Inc. 4.75%, 03/15/2025	1,092,000	1,113,141
		38,484,453
PAPER & FOREST PRODUCTS - 0.22%
Mercer International, Inc. 5.50%, 01/15/2026	2,525,000	2,597,581
REAL ESTATE - HOMEBUILDING - 0.54%
Lennar Corp. 4.75%, 11/15/2022 (d)	4,250,000	4,457,145
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 06/15/2024	1,860,000	2,073,677
		6,530,822
REAL ESTATE - MANAGEMENT - 0.92%
Greystar Real Estate Partners, LLC 5.75%, 12/01/2025 (c)	2,068,000	2,132,749
Newmark Group, Inc. 6.125%, 11/15/2023	2,920,000	3,217,250
Realogy Group, LLC / Realogy Co-Issuer Corp. 7.625%, 06/15/2025 (c)	5,275,000	5,728,439
		11,078,438
RETAIL - FOOD & DRUG - 1.41%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons, LLC
3.50%, 02/15/2023 (c)	2,030,000	2,089,915
5.75%, 03/15/2025	806,000	826,763
3.25%, 03/15/2026 (c)	3,565,000	3,636,924
7.50%, 03/15/2026 (c)	4,117,000	4,531,006
Ingles Markets, Inc. 5.75%, 06/15/2023	1,083,000	1,085,301
U.S. Foods, Inc. 6.25%, 04/15/2025 (c)	4,560,000	4,845,000
		17,014,909
RETAILING - 1.44%
QVC, Inc.
4.375%, 03/15/2023	8,593,000	9,071,974
4.45%, 02/15/2025	7,731,000	8,273,840
		17,345,814
TECHNOLOGY - SOFTWARE & SERVICES - 2.97%
Banff Merger Sub, Inc. 9.75%, 09/01/2026 (c)	1,242,000	1,308,757
Boxer Parent Co., Inc. 7.125%, 10/02/2025 (c)	6,444,000	6,912,414
BY Crown Parent, LLC / BY Bond Finance, Inc. 4.25%, 01/31/2026 (c)	4,290,000	4,502,355
NortonLifeLock, Inc.
3.95%, 06/15/2022	1,400,000	1,426,460
5.00%, 04/15/2025 (c)	8,505,000	8,649,755
Nuance Communications, Inc. 5.625%, 12/15/2026	2,230,000	2,334,542
Open Text Corp. 5.875%, 06/01/2026 (b)(c)	960,000	995,741
PTC, Inc. 3.625%, 02/15/2025 (c)	1,510,000	1,560,223
Sabre GLBL, Inc.
9.25%, 04/15/2025 (c)	4,365,000	5,201,923
7.375%, 09/01/2025 (c)	1,070,000	1,164,984
Square, Inc. 2.75%, 06/01/2026 (c)	1,790,000	1,823,563
		35,880,717
TECHNOLOGY HARDWARE - 4.23%
CDW, LLC / CDW Finance Corp. 4.125%, 05/01/2025	3,945,000	4,128,048
CommScope, Inc. 5.50%, 03/01/2024 (c)	5,871,000	6,057,404
CommScope Technologies, LLC 6.00%, 06/15/2025 (c)	3,541,000	3,620,672
Dell International, LLC / EMC Corp. 7.125%, 06/15/2024 (c)	14,284,000	14,685,095
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	5,940,000	6,088,500
9.375%, 07/15/2025 (c)	4,732,000	5,261,676
Microchip Technology, Inc. 4.25%, 09/01/2025	2,755,000	2,893,522
NCR Corp. 8.125%, 04/15/2025 (c)	5,099,000	5,585,955
Seagate HDD Cayman 4.75%, 06/01/2023 (b)	611,000	651,980
Western Digital Corp. 4.75%, 02/15/2026	1,875,000	2,083,594
		51,056,446
TELECOMMUNICATION SERVICES - DIVERSIFIED - 5.61%
Altice Financing SA 7.50%, 05/15/2026 (b)(c)	13,705,000	14,288,148
Altice France SA/France 7.375%, 05/01/2026 (b)(c)	16,595,000	17,278,382
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (c)	1,268,000	1,293,734
3.50%, 05/01/2026 (c)	2,175,000	2,226,656
Level 3 Financing, Inc.
5.375%, 05/01/2025	8,253,000	8,438,693
5.25%, 03/15/2026	4,678,000	4,834,011
Lumen Technologies, Inc.
5.80%, 03/15/2022	1,715,000	1,767,033
6.75%, 12/01/2023	3,310,000	3,674,861
7.50%, 04/01/2024	4,290,000	4,820,888
5.625%, 04/01/2025	1,385,000	1,502,413
5.125%, 12/15/2026 (c)	188,000	195,741
SBA Communications Corp. 4.875%, 09/01/2024	7,247,000	7,394,585
		67,715,145
TELECOMMUNICATION SERVICES - WIRELESS - 1.06%
Sprint Corp.
7.25%, 09/15/2021	2,550,000	2,593,006
7.875%, 09/15/2023	5,420,000	6,164,307
7.125%, 06/15/2024	3,500,000	4,042,500
		12,799,813
TRANSPORTATION - 2.39%
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd. 5.50%, 04/20/2026 (b)(c)	4,165,000	4,414,900
Uber Technologies, Inc. 7.50%, 05/15/2025 (c)	4,010,000	4,332,725
XPO Logistics, Inc.
6.125%, 09/01/2023 (c)	1,850,000	1,869,878
6.75%, 08/15/2024 (c)	6,652,000	6,918,080
6.25%, 05/01/2025 (c)	10,540,000	11,251,977
		28,787,560
UTILITIES - POWER - 1.80%
Calpine Corp. 5.25%, 06/01/2026 (c)	2,660,000	2,743,697
NextEra Energy Operating Partners, L.P.
4.25%, 07/15/2024 (c)	7,808,000	8,248,020
4.25%, 09/15/2024 (c)	72,000	76,050
NRG Energy, Inc. 7.25%, 05/15/2026	6,354,000	6,603,204
TerraForm Power Operating, LLC 4.25%, 01/31/2023 (c)	3,940,000	4,048,921
		21,719,892
UTILITIES - PROPANE - 0.89%
AmeriGas Partners, L.P. / AmeriGas Finance Corp. 5.625%, 05/20/2024	5,101,000	5,587,176
Ferrellgas Escrow, LLC / FG Operating Finance Escrow Corp. 5.375%, 04/01/2026 (c)	5,206,000	5,167,528
		10,754,704
TOTAL CORPORATE BONDS (Cost $1,114,530,910)		1,131,129,839

BANK LOANS - 2.78%

AEROSPACE & DEFENSE - 0.28%
Peraton Corp., Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 02/01/2028 (a)	1,645,875	1,653,529
Transdigm, Inc., Senior Secured First Lien Term Loan 2.354% (1 Month LIBOR USD + 2.25%), 12/09/2025 (a)	1,764,905	1,740,867
		3,394,396
COMMERCIAL SERVICES - 0.28%
Indy U.S. BIDCO, LLC, Senior Secured First Lien Term Loan 4.08% (1 Month LIBOR USD + 4.00%), 03/06/2028 (a)	1,072,313	1,075,663
IRI Holdings, Inc., Senior Secured First Lien Term Loan 4.354% (1 Month LIBOR USD + 4.25%), 12/01/2025 (a)	697,125	697,707
Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 2.843% (1 Month LIBOR USD + 2.75%), 05/01/2024 (a)	1,632,003	1,631,326
		3,404,696
FINANCIALS - INSURANCE - 0.17%
Asurion, LLC
Senior Secured First Lien Term Loan 3.104% (1 Month LIBOR USD + 3.00%), 11/03/2023 (a)	122,776	122,278
Senior Secured First Lien Term Loan 3.104% (1 Month LIBOR USD + 3.00%), 11/04/2024 (a)	1,455,000	1,441,359
Senior Secured First Lien Term Loan 3.354% (1 Month LIBOR USD + 3.25%), 12/23/2026 (a)	423,574	419,273
		1,982,910
FOOD & BEVERAGE - 0.13%
Triton Water Holdings, Inc., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 03/31/2028 (a)	1,550,000	1,550,217
HEALTHCARE - EQUIPMENT & SUPPLIES - 0.06%
athenahealth, Inc., Senior Secured First Lien Term Loan 4.41% (3 Month LIBOR USD + 4.25%), 02/11/2026 (a)	738,150	741,151
HEALTHCARE - FACILITIES - 0.16%
RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan 3.854% (1 Month LIBOR USD + 3.75%), 11/14/2025 (a)	1,980,643	1,978,366
HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 0.16%
Bausch Health Cos., Inc., Senior Secured First Lien Term Loan 2.854% (1 Month LIBOR USD + 2.75%), 11/27/2025 (a)	1,968,750	1,955,983
MEDIA - BROADCASTING - 0.08%
Univision Communications, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/15/2024 (a)	941,968	942,264
MEDIA - CABLE & SATELLITE - 0.08%
GCI Holdings, Inc., Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 10/15/2025 (a)	975,672	975,467
MEDIA - ENTERTAINMENT - 0.28%
Delta 2 (Lux) S.A.R.L., Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 02/01/2024 (a)	1,625,890	1,621,191
William Morris Endeavor Entertainment, LLC
Senior Secured First Lien Term Loan 2.846% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	1,702,587	1,675,455
Senior Secured First Lien Term Loan 2.86% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	68,830	67,734
		3,364,380
TECHNOLOGY - SOFTWARE & SERVICES - 0.92%
Almonde, Inc., Senior Secured First Lien Term Loan 4.50% (6 Month LIBOR USD + 3.50%, 1.000% Floor), 06/13/2024 (a)	4,848,346	4,780,033
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan 4.11% (1 Month LIBOR USD + 4.00%), 04/26/2024 (a)	587,050	588,620
RealPage, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 04/24/2028 (a)	1,315,000	1,312,620
TIBCO Software, Inc., Senior Secured First Lien Term Loan 3.85% (1 Month LIBOR USD + 3.75%), 06/30/2026 (a)	2,712,419	2,709,028
UKG, Inc., Senior Secured First Lien Term Loan 4.00% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 05/04/2026 (a)	1,687,271	1,691,414
		11,081,715
TECHNOLOGY HARDWARE - 0.06%
PQ Performance Chemicals, Senior Secured First Lien Term Loan 3.50% (LIBOR USD + 0.00%), 04/28/2028 (a)(h)	770,000	771,925
TRANSPORTATION - 0.12%
Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan 4.50% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 03/24/2026 (a)	1,376,248	1,381,732
TOTAL BANK LOANS (Cost $33,183,577)		33,525,202

CONVERTIBLE BONDS - 0.45%

FINANCIALS - DIVERSIFIED - 0.23%
Blackstone Mortgage Trust, Inc. 4.750%, 03/15/2023	2,670,000	2,746,896
HEALTHCARE - PHARMACEUTICALS & BIOTECHNOLOGY - 0.22%
Jazz Investments I, Ltd. 1.875%, 08/15/2021 (b)	2,690,000	2,703,450
TOTAL CONVERTIBLE BONDS (Cost $5,454,517)		5,450,346
	Shares
MONEY MARKET FUND - 2.09%
First American Government Obligations Fund - Class X, 0.03% (e)	25,193,831	25,193,831
TOTAL MONEY MARKET FUND (Cost $25,193,831)		25,193,831
Total Investments (Cost $1,178,362,835) - 99.08%		1,195,299,218
Other Assets in Excess of Liabilities - 0.92%		11,129,884
TOTAL NET ASSETS - 100.00%		$1,206,429,102

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of June 30, 2021.
(b)	U.S. traded security of a foreign issuer.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other
"qualified institutional buyers." As of June 30, 2021, the value of these investments was $729,773,642 or 60.49% of total net assets.
(d)	Step-up bond; pays one interest rate for a certain period and a different rate thereafter. The interest rates presented are the rates in effect as of June 30, 2021.
(e)	Rate shown is the 7-day annualized yield as of June 30, 2021.
(f)	All or a portion is posted as collateral for delayed settlement securities.
(g)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(h)	Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Short Duration High Income Fund
Summary of Fair Value Disclosure at June 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Shenkman Capital Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$1,131,129,839	$-	$1,131,129,839
Bank Loans	-	33,525,202	-	33,525,202
Convertible Bonds	-	5,450,346	-	5,450,346
Total Fixed Income	-	1,170,105,387	-	1,170,105,387
Money Market Fund	25,193,831	-	-	25,193,831
Total Investments	$25,193,831	$1,170,105,387	$-	$1,195,299,218

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification.